UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 to April 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2007

(unaudited)

■  CREDIT SUISSE
HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

May 15, 2007

Dear Shareholder:

Performance Summary

11/1/06 – 04/30/07

Fund & Benchmark	Performance
Common[1]	7.36%
Class A1,2	7.33%
Class B1,2	6.87%
Class C1,2	6.87%
Merrill Lynch US High-Yield Master II Constrained Index[3]	6.94%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00% respectively.2

Market Review: A strong market and strong performance

As of April 30, 2007, the U.S. high yield market experienced six consecutive months of positive returns, totaling 6.94% (as measured by the Fund's index).

Lower-rated issuers continued to outperform the broader market, with CCC-rated securities returning 10.61% for the period. B-rated securities, performed in-line with the market at 6.98%, while BB-rated securities underperformed at 5.47%. High yield spreads continued to tighten relative to the 10-year Treasury, narrowing 51 basis points to end the period at 287 basis points versus treasuries.

Credit fundamentals continued to be firm as default rates reported by Moody's showed a slight drop, from 1.67% in October 2006 to 1.45% in April 2007. Additionally, the distress ratio, a leading indicator for future default rates, has remained at 15-year lows of 1.2% for the past three months.

Against this fundamental backdrop, the technical environment has also been positive, with the new issue calendar remaining manageable and well-received. During the period, almost $110 billion in new issues came into the high yield market. Over the past few months, there have been consistent inflows into high yield mutual funds in addition to demand from coupon and bond redemptions.

Over the period, nearly all sectors posted positive returns with little variance among them. Sectors enjoying outperformance included health services, theaters and non-food & drug retailers — all posting above 9% returns.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Strategic review and outlook: Market conditions support valuations

Contributing to performance was an overweight to lower rated securities. An underweight to BB-rated securities also aided performance. Further, superior sector and/or security selection in diversified capital goods, health services, media-cable, media-broadcasting and packaging also contributed to performance. An underweight to media-services hurt relative returns.

At the sector level, we remain constructive on corporate spending and the commercial cycle broadly. Additionally, we are maintaining an overweight in the cable sector as we expect product bundling will continue to support subscriber and margin growth.

Recent equity volatility has proven that the high yield market is vulnerable to external shocks and may display some volatility in the future. Given the sound fundamental backdrop, we have used these circumstances to selectively add to credits, as we believe these market conditions support current valuations and forecast that the market will remain range-bound going forward.

The Credit Suisse High Yield Management Team

Martha Metcalf

Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Average Annual Returns as of March 31, 20071

	1 Year	5 Years	Since Inception	Inception Date
Common Class	11.16%	9.69%	7.76%	8/01/00
Class A Without Sales Charge	10.85%	9.49%	6.95%	3/08/99
Class A With Maximum Sales Charge	5.58%	8.44%	6.30%	3/08/99
Class B Without CDSC	10.10%	8.68%	6.11%	3/08/99
Class B With CDSC	6.10%	8.68%	6.11%	3/08/99
Class C Without CDSC	10.09%	8.68%	6.38%	2/28/00
Class C With CDSC	9.09%	8.68%	6.38%	2/28/00

Average Annual Returns as of April 30, 20071

	1 Year	5 Years	Since Inception	Inception Date
Common Class	11.87%	9.78%	7.89%	8/01/00
Class A Without Sales Charge	11.55%	9.60%	7.07%	3/08/99
Class A With Maximum Sales Charge	6.27%	8.53%	6.44%	3/08/99
Class B Without CDSC	10.66%	8.77%	6.22%	3/08/99
Class B With CDSC	6.66%	8.77%	6.22%	3/08/99
Class C Without CDSC	10.66%	8.77%	6.50%	2/28/00
Class C With CDSC	9.66%	8.77%	6.50%	2/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 2.24%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.87%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 5.87%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2007

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/07	$1,073.60	$1,073.30	$1,068.70	$1,068.70
Expenses Paid per $1,000*	$4.37	$5.65	$9.49	$9.49
Hypothetical 5% Fund Return
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/07	$1,020.58	$1,019.34	$1,015.62	$1,015.62
Expenses Paid per $1,000*	$4.26	$5.51	$9.25	$9.25
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	0.8%
BB	21.5%
B	50.1%
CCC	25.9%
CC	0.4%
D	0.3%
NR	1.0%
Total	100.0%

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse High Income Fund

Schedule of Investments

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (90.1%)
Aerospace & Defense (1.9%)
$100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$105,250
175	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	177,625
300	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	317,250
275	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)‡§	(B-, Caa1)	04/01/17	9.750	295,625
250	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	268,750
425	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	415,969
275	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	286,687
75	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	78,188
					1,945,344
Agriculture (0.3%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	266,250
Auto Loans (3.9%)
1,050	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	994,124
225	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	224,931
275	Ford Motor Credit Company LLC, Global Notes	(B, B1)	06/15/10	7.875	276,649
675	Ford Motor Credit Company LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	661,220
675	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	12/01/14	6.750	666,626
1,250	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	1,218,325
					4,041,875
Automobile Parts & Equipment (2.1%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#§	(CCC+, B2)	12/01/11	9.000	364,437
600	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B2)	07/01/15	9.000	664,500
50	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B-, Ba3)	12/01/11	8.625	54,250
300	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	322,500
275	Titan International, Inc., Rule 144A, Senior Notes‡	(B, B3)	01/15/12	8.000	286,000
300	TRW Automotive, Inc., Rule 144A, Company Guaranteed Notes‡	(BB-, Ba3)	03/15/14	7.000	298,500
225	Visteon Corp., Global Senior Notes	(CCC+, Caa2)	08/01/10	8.250	230,625
					2,220,812

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automotive (2.1%)
$595	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	$473,769
875	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	795,156
1,000	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	926,250
					2,195,175
Beverages (0.3%)
275	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	281,188
Brokerage (0.3%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(BB-, Ba2)	12/01/15	7.875	325,125
Building & Construction (1.7%)
325	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	314,031
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/08 @ $102.79)	(BB, Ba1)	04/15/12	8.375	274,313
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB, Ba2)	01/15/16	6.250	315,875
400	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	374,000
125	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡#§	(B-, Caa1)	04/01/11	9.000	118,750
125	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(B-, Caa1)	03/15/15	6.625	118,125
275	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)§	(B, B3)	02/15/12	7.625	45,000
50	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B, B3)	12/15/14	7.500	244,750
					1,804,844
Building Materials (1.6%)
300	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	315,750
250	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/12 @ $103.56)‡	(B+, B1)	04/01/17	7.125	255,000
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)	(B-, B3)	12/15/12	7.875	151,875
275	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	288,063
325	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	322,563
375	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	340,312
					1,673,563

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals (3.4%)
$425	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	$363,375
700	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)§	(BB, Ba2)	06/01/13	10.500	770,875
325	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	342,062
175	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75)‡	(CCC+, Caa2)	12/01/16	11.500	187,469
175	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/10 @ $103.69)‡	(BB-, B1)	12/01/14	7.375	182,875
200	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, B1)	12/01/16	7.625	214,500
575	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+§	(B-, B3)	02/01/14	0.000	508,875
450	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/08 @ $102.66)§	(B+, B2)	05/15/10	10.625	476,437
25	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	25,500
175	PQ Corp., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)§	(B-, B3)	02/15/13	7.500	185,063
300	Terra Capital, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $103.50)‡	(BB-, B1)	02/01/17	7.000	295,500
					3,552,531
Computer Hardware (0.2%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	248,750
Consumer Products (1.9%)
500	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, B3)	10/01/12	0.000	457,500
425	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	430,312
275	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	259,188
300	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	308,625
250	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	259,375
275	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	286,000
					2,001,000
Diversified Capital Goods (1.4%)
300	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	318,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods
$325	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	$349,375
325	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	333,125
400	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, B3)	06/15/12	9.875	417,000
					1,417,500
Electric - Generation (3.4%)
500	AES Corp., Rule 144A, Secured Notes (Callable 05/15/08 @ $104.50)‡	(BB-, Ba3)	05/15/15	9.000	537,500
60	AES Corp., Senior Notes	(B, B1)	06/01/09	9.500	64,350
125	AES Corp., Senior Notes§	(B, B1)	03/01/14	7.750	132,813
59	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#ø	(D, NR)	04/01/10	11.070	14,939
550	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	582,312
50	Dynegy Holdings, Inc., Senior Notes§	(B-, B2)	04/01/11	6.875	50,625
480	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB-, Ba2)	01/02/16	8.560	529,511
450	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B-, B1)	01/15/17	7.375	467,438
375	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B-, B1)	02/01/14	7.250	389,063
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	208,250
325	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	352,625
100	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B, B2)	12/15/14	6.750	105,250
160	TXU Corp., Series Q, Global Senior Notes	(BB-, Ba1)	11/15/24	6.500	139,266
					3,573,942
Electric - Integrated (1.1%)
350	CMS Energy Corp., Global Senior Notes	(B+, Ba3)	08/01/10	7.750	372,750
475	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	504,687
150	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)§	(B, B1)	03/15/14	8.625	162,237
75	Sierra Pacific Resources, Global Senior Unsecured Notes (Callable 08/15/10 @ $103.38)§	(B, B1)	08/15/17	6.750	77,321
					1,116,995
Electronics (1.6%)
350	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(B, B1)	05/15/13	7.750	347,813

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electronics
$850	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44)‡§	(B, B1)	12/15/14	8.875	$855,312
190	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)§	(B-, B2)	02/15/12	10.250	200,925
300	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡§	(B, Caa1)	01/15/16	11.250	312,000
					1,716,050
Energy - Exploration & Production (2.9%)
875	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba2)	01/15/16	6.875	894,687
275	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	267,438
200	Forest Oil Corp., Global Senior Notes	(B+, B1)	12/15/11	8.000	210,500
325	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	349,375
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	376,687
325	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(B, B1)	03/15/15	6.375	324,187
275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, Ba2)	07/15/11	7.625	281,875
275	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	271,563
					2,976,312
Environmental (1.3%)
850	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	867,000
425	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)§	(CCC+, Caa1)	04/15/14	9.500	450,500
					1,317,500
Food & Drug Retailers (1.6%)
325	Albertson's LLC, Senior Notes	(B, B1)	05/01/13	7.250	339,545
300	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	333,375
450	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	450,000
225	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	235,687

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food & Drug Retailers
$125	Stater Brothers Holdings Inc., Rule 144A, Senior Notes (Callable 04/15/11 @ $103.88)‡	(B+, B2)	04/15/15	7.750	$129,063
225	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	232,875
					1,720,545
Food - Wholesale (0.7%)
200	Dole Food Co., Debentures#§	(B-, Caa1)	07/15/13	8.750	200,000
200	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, Caa1)	08/01/11	10.500	211,500
350	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/07 @ $103.13)§	(CCC+, Caa1)	01/01/10	12.500	365,750
					777,250
Forestry & Paper (2.8%)
375	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	375,000
100	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	100,750
475	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	489,250
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	50,500
275	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	295,625
425	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	471,750
75	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	83,719
665	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+, B3)	07/01/12	8.375	679,131
300	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B, B2)	08/01/14	9.125	317,250
50	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.69)‡	(CCC+, B3)	08/01/16	11.375	53,750
					2,916,725
Gaming (5.0%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	258,125
525	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	534,187
303	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba2)	11/15/19	7.250	308,681

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	$253,750
225	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B-, B3)	11/15/10	12.000	246,094
425	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	450,500
225	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	237,938
100	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)§	(CCC+, Caa1)	01/15/11	9.750	96,500
400	MGM Mirage, Inc., Company Guaranteed Notes§	(B+, B1)	02/01/11	8.375	426,500
750	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	768,750
300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	298,875
25	MGM Mirage, Inc., Global Senior Notes	(BB, Ba2)	09/01/12	6.750	25,156
275	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	278,094
304	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	323,000
425	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	433,500
275	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB-, B1)	12/01/14	6.625	277,062
					5,216,712
Gas Distribution (2.7%)
275	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(BB, B1)	05/20/16	7.125	279,813
750	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	802,500
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	372,750
950	Williams Companies, Inc., Global Senior Unsecured Notes#§	(BB, Ba2)	03/15/12	8.125	1,040,250
75	Williams Companies, Inc., Rule 144A, Notes‡#	(BB+, Ba2)	10/01/10	7.349	77,625
275	Williams Partners LP, Rule 144A, Bonds‡	(BB+, Ba3)	02/01/17	7.250	292,187
					2,865,125
Health Services (7.1%)
250	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)+	(CCC+, Caa1)	01/01/15	0.000	220,000
250	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 12/01/07 @ $102.00)‡#	(CCC+, Caa1)	12/01/11	9.860	252,500
275	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	282,563
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	43,688
1,300	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	1,139,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$825	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	$901,312
450	HCA, Inc., Senior Unsecured Notes§	(B-, Caa1)	10/01/12	6.300	426,937
250	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+, Caa1)	06/15/16	10.750	273,750
275	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	286,344
425	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	431,906
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	109,750
100	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/14	7.375	104,500
175	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/18	7.625	186,156
50	Service Corporation International, Rule 144A, Senior Notes‡	(BB-, B1)	04/01/15	6.750	50,750
175	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)§	(B+, B1)	02/15/13	6.250	172,813
850	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	875,500
650	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B2)	11/15/13	7.000	682,500
400	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	430,538
325	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	338,406
225	Ventas Realty LP, Company Guranteed Notes (Callable 04/01/12 @ $103.38)§	(BB+, Ba2)	04/01/17	6.750	231,750
					7,440,788
Hotels (1.0%)
200	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	8.500	215,500
50	Felcor Lodging LP, Rule 144A, Secured Notes (Callable 12/01/07 @ $101.00)‡#	(B+, Ba3)	12/01/11	7.275	50,750
100	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, Bb)	11/01/14	6.875	102,875
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB, Ba1)	11/01/13	7.125	232,875
475	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	485,094
					1,087,094

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Household & Leisure Products (0.4%)
$225	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	$237,937
175	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(CCC+, B2)	01/15/14	7.875	180,688
					418,625
Leisure (0.8%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(D, Caa1)	07/15/11	10.500	238,750
175	Six Flags, Inc., Global Senior Notes (Callable 02/01/08 @ $101.48)	(CCC, Caa1)	02/01/10	8.875	178,719
400	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	389,000
					806,469
Machinery (0.7%)
275	Baldor Electric Co., Company Guarnteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	294,938
400	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB, Ba3)	08/01/11	9.250	422,500
					717,438
Media - Broadcast (2.6%)
350	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	361,375
200	Barrington Broadcasting Group, Rule 144A, Senior Subordiated Notes (Callable 08/15/10 @ $105.25)‡	(CCC+, B3)	08/15/14	10.500	213,000
250	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	269,688
375	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.606	391,875
475	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 04/01/08 @ $105.69)+	(CCC+, Caa1)	04/01/13	0.000	469,062
250	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	268,125
275	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11@ $104.88)‡§	(CCC+, B3)	03/15/15	9.750	277,406
475	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa1)	01/15/14	8.750	465,500
					2,716,031

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable (5.3%)
$425	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	$440,406
475	CCH I Holdings LLC, Global Company Guaranteed (Callable 9/30/07 @ $100.00)	(CCC, Caa2)	04/01/14	9.920	444,125
900	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa2)	10/01/15	11.000	960,750
750	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC, Caa1)	11/15/13	8.750	790,312
281	Charter Communications Holdings LLC, Senior Discount Notes#§	(CCC, Caa3)	04/01/11	9.920	281,703
700	CSC Holdings, Inc., Global Senior Notes	(B+, B2)	04/15/12	6.750	702,625
100	CSC Holdings, Inc., Series B, Senior Notes	(B+, B2)	04/01/11	7.625	103,625
275	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	291,500
350	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	356,125
400	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/11	6.375	405,000
315	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)	(B, B3)	10/01/09	9.750	320,906
125	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	130,625
250	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)§	(B, B3)	02/15/11	7.875	252,500
					5,480,202
Media - Services (0.2%)
250	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	191,250
Metal & Mining - Excluding Steel (1.8%)
100	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	106,625
225	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00)‡	(B-, Caa1)	12/15/16	10.000	235,969
250	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	270,937
100	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	109,625
350	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	371,437
275	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	303,875
125	PNA Intermediate Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00)‡#	(B-, Caa1)	02/15/13	12.360	129,375
350	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/35	7.500	389,667
					1,917,510

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers (2.8%)
$325	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B2)	02/15/12	9.000	$339,625
200	Asbury Automotive Group, Inc. Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81)‡	(B, B3)	03/15/17	7.625	202,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	270,000
375	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, Caa1)	06/01/12	8.375	340,312
150	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, Ba3)	10/01/12	8.000	160,688
70	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡§	(CCC, B2)	11/01/14	10.000	76,738
405	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)‡§	(CCC, Caa1)	11/01/16	11.375	447,525
450	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	507,937
553	PCA LLC/PCA Finance Corp. Global Company Guaranteed Notesø	(NR, NR)	08/01/09	11.875	13,825
265	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B2)	12/15/13	10.625	292,162
150	Yankee Acquisition Corp., Rule 144A, Senior Notes (Callable 02/15/11 @ $104.25)‡	(CCC+, B3)	02/15/15	8.500	154,688
100	Yankee Acquisition Corp., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.88)‡§	(CCC+, Caa1)	02/15/17	9.750	103,500
					2,909,000
Office Equipment (0.3%)
250	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba3)	09/15/15	7.750	263,125
Oil Field Equipment & Services (0.6%)
300	Hanover Compressor Co., Company Guaranteed Notes (Callable 04/15/10 @ $103.75)	(B, B2)	04/15/13	7.500	309,000
325	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	335,156
					644,156
Oil Refining & Marketing (1.4%)
275	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC, Caa1)	02/01/17	8.875	283,250
300	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	302,250
400	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B-, B2)	05/15/14	8.000	420,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing
$127	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/08 @ $103.67)§	(B-, B2)	05/15/12	11.000	$134,779
150	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38)‡	(BB-, B1)	05/01/14	6.750	151,500
125	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50)‡	(BB-, B1)	05/01/17	7.000	126,719
					1,418,498
Packaging (3.2%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba1)	03/15/18	6.625	125,625
425	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B-, B3)	09/15/14	8.875	439,875
400	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	410,000
250	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, Caa1)	03/01/16	10.250	256,875
230	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)§	(B, B1)	11/15/15	7.750	244,375
350	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	364,000
325	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	344,500
100	Owens-Illinois, Inc., Debentures§	(B, Caa1)	05/15/18	7.800	104,000
750	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	766,875
375	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	329,062
					3,385,187
Printing & Publishing (1.7%)
300	American Media Operations, Inc., Series B, Global Company Guaranteed Notes	(CCC-, Caa2)	05/01/09	10.250	283,500
275	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	290,125
200	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	189,500
25	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	24,906
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	54,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$275	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	$270,875
355	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13)‡§	(B-, B3)	03/01/15	8.250	350,563
325	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa1)	06/15/09	10.875	323,781
					1,787,750
Railroads (0.2%)
150	Kansas City Southern Railway, Global Company Guaranteed Notes	(B-, B3)	10/01/08	9.500	157,688
Restaurants (0.6%)
250	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)	(CCC, Caa1)	11/01/14	12.500	263,750
250	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(CCC+, B3)	10/01/12	10.000	268,125
75	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 05/15/11 @ $104.81)‡	(B-, Caa1)	05/15/15	9.625	77,531
					609,406
Software/Services (1.4%)
750	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	828,750
562	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 06/01/08 @ $102.00)‡#	(B-, Caa1)	06/01/11	10.348	581,666
					1,410,416
Steel Producers/Products (0.8%)
450	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+, B2)	06/15/12	7.750	466,875
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B-, B3)	02/15/14	11.250	319,500
0	WCI Steel Acquisition, Inc., Senior Notes[1]	(NR, NR)	05/01/16	8.000	331
1,000	WCI Steel Escrowø	(NR, NR)	12/01/49	10.000	25,424
					812,130
Support-Services (4.9%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	408,000
550	Aramark Corp. Class B, Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25)‡	(B-, B3)	02/01/15	8.500	578,187
125	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	135,000
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	159,375

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services
$175	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	$192,063
500	Hertz Corp. Class A, Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	541,250
275	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	268,125
250	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)+	(CCC+, Caa1)	05/15/13	0.000	260,625
225	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)§	(CCC+, B3)	05/15/12	9.625	236,812
225	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡	(CCC, B3)	05/01/14	8.750	232,313
100	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡§	(CCC, Caa1)	05/01/15	10.000	104,125
325	Mobile Mini, Inc., Rule 144A, Senior Notes (Callable 05/01/11 @ $103.44)‡	(BB-, B1)	05/01/15	6.875	326,625
200	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	218,000
350	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	373,625
270	Travelport, Inc., Rule 144A, Senior Notes (Callable 09/01/10 @ $104.94)‡	(CCC+, B3)	09/01/14	9.875	290,250
500	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	512,500
250	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B2)	10/01/15	8.500	266,250
					5,103,125
Telecom - Fixed Line (0.3%)
250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	270,000
Telecom - Integrated/Services (4.1%)
300	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	308,625
275	Citizens Communications Co., Senior Notes§	(BB+, Ba2)	01/15/13	6.250	276,375
25	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, B3)	05/01/15	12.500	28,250
325	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	343,688
100	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	100,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$700	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $102.00)‡#§	(CCC+, B3)	02/15/15	9.150	$712,250
75	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC+, B3)	11/01/14	9.250	78,281
825	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+, Ba3)	02/15/11	7.250	849,750
525	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B, Ba3)	02/15/14	7.500	544,687
400	Qwest Corp., Global Senior Notes	(BB+, Ba1)	06/15/15	7.625	429,500
150	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	163,500
350	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	385,875
50	Windstream Corp., Rule 144A, Senior Notes (Callable 03/15/12 @ $103.50)‡	(BB-, Ba3)	03/15/19	7.000	50,500
					4,271,281
Telecom - Wireless (2.2%)
200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	217,000
225	Centennial Communications Corp., Global Senior Notes (Callable 01/01/09 @ $107.50)§	(CCC, Caa1)	01/01/13	10.000	244,688
325	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69)‡	(CCC, Caa2)	11/01/14	9.375	348,562
450	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa1)	10/01/13	8.875	466,312
300	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa2)	11/01/14	9.250	321,750
250	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/08 @ $101.63)§	(CCC, Caa2)	01/15/10	9.750	259,375
125	Rural Cellular Corp., Global Senior Unsecured Notes (Callable 08/01/07 @ $104.94)	(CCC, B3)	02/01/10	9.875	132,813
250	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	262,187
					2,252,687
Textiles & Apparel (0.5%)
300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B, B2)	01/15/15	9.750	330,750
225	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.62)	(BB, Ba3)	02/15/11	7.250	231,750
					562,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Theaters & Entertainment (0.6%)
$325	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	$333,938
350	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(CCC+, B3)	03/15/14	0.000	323,750
					657,688
Tobacco (0.3%)
300	Reynolds American, Inc., Global Company Guaranteed Notes	(BBB-, Ba2)	06/01/13	7.250	320,156
Transportation - Excluding Air/Rail (0.1%)
162	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+, Caa1)	04/01/13	0.000	153,495
	TOTAL CORPORATE BONDS (Cost $90,781,392)				93,934,808
FOREIGN BONDS (8.1%)
Chemicals (0.6%)
325	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡§	(B, B2)	08/15/15	8.375	339,625
275	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	267,437
					607,062
Electronics (1.2%)
175	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	192,062
150	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B-, B2)	07/01/11	7.875	148,500
125	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg)	(CCC+, Caa1)	12/15/14	8.000	80,625
525	NXP BV/NXP Funding LLC, Rule 144A, Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)‡	(BB+, Ba2)	10/15/14	7.875	548,625
275	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)§	(BB, Ba2)	11/15/11	6.750	286,000
					1,255,812
Energy - Exploration & Production (0.3%)
275	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB, B1)	12/15/14	8.250	292,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Food & Drug Retailers (0.3%)
$250	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	$271,875
Forestry & Paper (0.7%)
250	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+, B3)	06/15/11	7.750	239,375
1	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Canada)	(NR, NR)	07/15/07	12.500	503
325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+, B3)	11/15/11	7.950	319,313
44	Smurfit Kappa Funding, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B, B2)	10/01/12	9.625	46,530
130	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/07 @ $100.00) (Canada)§	(CCC-, Caa1)	06/30/09	8.625	83,200
					688,921
Leisure (0.3%)
300	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	300,000
Media - Cable (1.0%)
300	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	321,750
250	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	377,865
350	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19) (Canada)	(B+, Ba2)	12/15/15	6.375	347,375
					1,046,990
Metal & Mining - Excluding Steel (0.0%)
350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)ø^	(NR, NR)	02/01/08	10.750	0
Packaging (0.4%)
250	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B-, Caa1)	03/01/15	7.875	371,041
Pharmaceuticals (0.2%)
225	Elan Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/10 @ $104.44) (Ireland)‡	(B, B3)	12/01/13	8.875	232,875
Printing & Publishing (0.1%)
100	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	106,000
Support-Services (0.3%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	367,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Telecom - Integrated/Services (1.8%)
$400	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	$439,000
375	Intelsat Bermuda Ltd., Global Company Guaranteed (Callable 1/15/08 @ $102.00) (Bermuda)#	(B, Caa1)	01/15/15	8.872	385,313
700	Intelsat Bermuda Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B, Caa1)	06/15/16	11.250	802,375
100	Intelsat Ltd., Global Senior Unsecured Notes (Bermuda)§	(B, Caa1)	11/01/13	6.500	86,500
150	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)‡#	(B, B2)	05/01/16	9.281	210,342
					1,923,530
Telecom - Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BBB-, Baa3)	05/01/11	9.625	143,750
Telecommunication Equipment (0.2%)
150	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.606	161,250
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC+, B3)	11/15/12	9.875	105,939
Transportation - Excluding Air/Rail (0.5%)
250	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	258,750
275	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB-, Ba3)	12/01/16	7.000	272,250
					531,000
TOTAL FOREIGN BONDS (Cost $8,115,359)					8,405,733
Number of Shares
COMMON STOCKS (0.6%)
Chemicals (0.2%)
9,785 Huntsman Corp.*					191,786
Electric - Integrated (0.3%)
7,349 Mirant Corp.*§					329,750
Steel Producers/Products (0.1%)
5,942 WCI Steel Acquisition, Inc.*					166,376
TOTAL COMMON STOCKS (Cost $356,895)					687,912

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Number of Shares				Value
WARRANTS (0.0%)
Telecom - Fixed Line (0.0%)
100 GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^ (Cost $2,500)				$0
SHORT-TERM INVESTMENTS (29.0%)
30,009,073 State Street Navigator Prime Portfolio§§				30,009,073
Par (000)		Maturity	Rate%
$238	State Street Bank and Trust Co. Euro Time Deposit	05/01/07	4.100	238,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,247,073)				30,247,073
TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $129,503,219)				133,275,526
LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)				(29,027,205)
NET ASSETS (100.0%)				$104,248,321

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $22,836,109 or 21.9% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2007.

+  Step Bond — The interest rate stated is as of April 30, 2007 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

1  Par value of security held is less than 1,000.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $30,009,073 (Cost $129,503,219) (Note 2)	$133,275,526[1]
Cash	761
Interest receivable	2,298,175
Receivable for investments sold	677,418
Receivable for fund shares sold	118,510
Prepaid expenses and other assets	37,665
Total Assets	136,408,055
Liabilities
Advisory fee payable (Note 3)	27,057
Administrative services fee payable (Note 3)	18,942
Distribution fee payable (Note 3)	54,848
Payable upon return of securities loaned (Note 2)	30,009,073
Payable for investments purchased	1,350,949
Dividend payable	343,173
Payable for fund shares redeemed	274,416
Unrealized depreciation on forward currency contracts (Note 2)	21,455
Trustees' fee payable	6,958
Other accrued expenses payable	52,863
Total Liabilities	32,159,734
Net Assets
Capital stock, $0.001 par value (Note 6)	12,991
Paid-in capital (Note 6)	98,687,075
Accumulated net investment loss	(258,421)
Accumulated undistributed net realized gain on investments and foreign currency transactions	2,054,934
Net unrealized appreciation from investments and foreign currency translations	3,751,742
Net Assets	$104,248,321
Common Shares
Net assets	$486,455
Shares outstanding	60,811
Net asset value, offering price, and redemption price per share	$8.00
A Shares
Net assets	$50,465,842
Shares outstanding	6,288,320
Net asset value and redemption price per share	$8.03
Maximum offering price per share (net asset value/(1-4.75%))	$8.43
B Shares
Net assets	$20,081,385
Shares outstanding	2,504,425
Net asset value and offering price per share	$8.02
C Shares
Net assets	$33,214,639
Shares outstanding	4,137,338
Net asset value and offering price per share	$8.03

1  Including $29,394,297 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statement of Operations

For the Six Months Ended April 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$4,832,161
Dividends	979
Securities lending	42,339
Total investment income	4,875,479
Expenses
Investment advisory fees (Note 3)	373,783
Administrative services fees (Note 3)	94,701
Distribution fees (Note 3)
Class A	64,878
Class B	108,636
Class C	178,711
Transfer agent fees	22,129
Registration fees	19,206
Legal fees	17,721
Printing fees (Note 3)	15,274
Audit and tax fees	14,455
Trustees' fees	11,460
Custodian fees	9,437
Insurance expense	6,332
Commitment fees (Note 4)	1,578
Miscellaneous expense	6,698
Total expenses	944,999
Less: fees waived (Note 3)	(125,943)
Net expenses	819,056
Net investment income	4,056,423
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	2,124,729
Net realized loss on foreign currency transactions	(49,961)
Net change in unrealized appreciation (depreciation) from investments	1,529,841
Net change in unrealized appreciation (depreciation) from foreign currency translations	(35,727)
Net realized and unrealized gain from investments and foreign currency related items	3,568,882
Net increase in net assets resulting from operations	$7,625,305

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
From Operations
Net investment income	$4,056,423	$9,674,448
Net realized gain from investments and foreign currency transactions	2,074,768	1,435,784
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	1,494,114	228,972
Net increase in net assets resulting from operations	7,625,305	11,339,204
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(20,751)	(44,533)
Class A shares	(2,220,481)	(4,779,208)
Class B shares	(835,044)	(1,852,857)
Class C shares	(1,373,106)	(3,197,863)
Distributions from net realized gains
Common Class Shares	(2,130)	(15,215)
Class A Shares	(242,427)	(1,915,908)
Class B Shares	(102,222)	(804,284)
Class C Shares	(169,294)	(1,403,618)
Net decrease in net assets resulting from dividends and distributions	(4,965,455)	(14,013,486)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	6,294,053	20,286,791
Reinvestment of dividends and distributions	2,317,839	6,821,779
Net asset value of shares redeemed	(22,383,938)	(63,719,500)
Net decrease in net assets resulting from capital share transactions	(13,772,046)	(36,610,930)
Net decrease in net assets	(11,112,196)	(39,285,212)
Net Assets
Beginning of period	115,360,517	154,645,729
End of period	$104,248,321	$115,360,517
Undistributed net investment income (loss)	$(258,421)	$134,538

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$7.82	$7.95	$8.53	$8.27	$7.19	$7.96
INVESTMENT OPERATIONS
Net investment income	0.32[1]	0.62[1]	0.67[1]	0.71	0.70	0.72[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.25	0.11	(0.42)	0.27	1.08	(0.74)
Total from investment operations	0.57	0.73	0.25	0.98	1.78	(0.02)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.35)	(0.64)	(0.70)	(0.72)	(0.70)	(0.75)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.39)	(0.86)	(0.83)	(0.72)	(0.70)	(0.75)
Net asset value, end of period	$8.00	$7.82	$7.95	$8.53	$8.27	$7.19
Total return[2]	7.36%	9.77%	3.02%	12.37%	25.49%	(0.60)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$486	$530	$549	$1,081	$1,029	$1,324
Ratio of expenses to average net assets	0.85%[3]	0.85%	0.85%	0.85%	1.10%	1.10%
Ratio of net investment income to average net assets	8.03%[3]	8.01%	8.10%	8.46%	8.97%	9.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[3]	0.21%	0.10%	0.05%	0.14%	2.04%
Portfolio turnover rate	30%	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For The Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$7.84	$7.97	$8.55	$8.29	$7.21	$7.98
INVESTMENT OPERATIONS
Net investment income	0.31[1]	0.60[1]	0.65[1]	0.69	0.73	0.72[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.26	0.11	(0.42)	0.27	1.05	(0.74)
Total from investment operations	0.57	0.71	0.23	0.96	1.78	(0.02)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.34)	(0.62)	(0.68)	(0.70)	(0.70)	(0.75)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.38)	(0.84)	(0.81)	(0.70)	(0.70)	(0.75)
Net asset value, end of period	$8.03	$7.84	$7.97	$8.55	$8.29	$7.21
Total return[2]	7.33%	9.46%	2.75%	12.09%	25.44%	(0.56)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$50,466	$53,929	$71,651	$131,699	$134,123	$9,390
Ratio of expenses to average net assets	1.10%[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	7.78%[3]	7.76%	7.85%	8.21%	8.58%	9.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[3]	0.21%	0.10%	0.05%	0.14%	1.97%
Portfolio turnover rate	30%	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For The Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$7.83	$7.95	$8.52	$8.27	$7.19	$7.96
INVESTMENT OPERATIONS
Net investment income	0.28[1]	0.55[1]	0.59[1]	0.63	0.65	0.65[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.25	0.10	(0.42)	0.26	1.07	(0.73)
Total from investment operations	0.53	0.65	0.17	0.89	1.72	(0.08)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.55)	(0.61)	(0.64)	(0.64)	(0.69)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.34)	(0.77)	(0.74)	(0.64)	(0.64)	(0.69)
Net asset value, end of period	$8.02	$7.83	$7.95	$8.52	$8.27	$7.19
Total return[2]	6.87%	8.72%	1.91%	11.13%	24.55%	(1.36)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$20,081	$22,787	$29,992	$43,077	$42,536	$2,860
Ratio of expenses to average net assets	1.85%[3]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.03%[3]	7.01%	7.10%	7.46%	7.87%	8.35%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[3]	0.21%	0.10%	0.05%	0.14%	1.97%
Portfolio turnover rate	30%	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For The Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$7.84	$7.96	$8.54	$8.28	$7.20	$7.96
INVESTMENT OPERATIONS
Net investment Income	0.28[1]	0.55[1]	0.59[1]	0.63	0.64	0.61[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.25	0.10	(0.42)	0.27	1.08	(0.68)
Total from investment operations	0.53	0.65	0.17	0.90	1.72	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.55)	(0.62)	(0.64)	(0.64)	(0.69)
Distributions from net realized gains	(0.04)	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.34)	(0.77)	(0.75)	(0.64)	(0.64)	(0.69)
Net asset value, end of period	$8.03	$7.84	$7.96	$8.54	$8.28	$7.20
Total return[2]	6.87%	8.72%	1.91%	11.26%	24.54%	(1.22)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$33,215	$38,114	$52,454	$92,967	$94,255	$6,545
Ratio of expenses to average net assets	1.85%[3]	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.03%[3]	7.01%	7.10%	7.46%	7.86%	8.03%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.23%[3]	0.21%	0.10%	0.05%	0.14%	2.61%
Portfolio turnover rate	30%	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Notes to Financial Statements

April 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2007, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Loss
European Economic Unit	06/28/07	€(781,000)	$(1,046,813)	$(1,068,268)	$(21,455)

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the six months ended April 30, 2007, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $736,319, of which $682,376 was rebated to borrowers (brokers). The Fund retained $42,339 in income from the cash collateral investment and SSB, as lending agent, was paid $11,604. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2007, investment advisory fees earned and voluntarily waived were $373,783 and $125,943, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2007, co-administrative services fees earned by CSAMSI were $50,369. Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $44,332.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the six months ended April 30, 2007, CSAMSI and its affiliates advised the Fund that they retained $21,383 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2007, Merrill was paid $16,810 for its services to the Fund.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2007, and during the six months ended April 30, 2007, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $32,342,393 and $45,869,077, respectively.

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $129,503,219, $4,867,700, ($1,095,393) and $3,772,307, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	2,808	$22,230	7,395	$57,454
Shares redeemed	(9,841)	(77,146)	(8,597)	(66,582)
Net decrease	(7,033)	$(54,916)	(1,202)	$(9,128)

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	512,825	$4,073,098	1,809,160	$14,155,825
Shares issued in reinvestment of dividends and distributions	205,709	1,633,337	613,718	4,783,876
Shares redeemed	(1,310,468)	(10,408,033)	(4,536,117)	(35,408,900)
Net decrease	(591,934)	$(4,701,598)	(2,113,239)	$(16,469,199)
	Class B
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	93,901	$747,396	220,954	$1,717,447
Shares issued in reinvestment of dividends and distributions	33,188	263,328	90,191	701,997
Shares redeemed	(534,231)	(4,246,500)	(1,171,993)	(9,117,797)
Net decrease	(407,142)	$(3,235,776)	(860,848)	$(6,698,353)
	Class C
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	185,586	$1,473,559	566,519	$4,413,519
Shares issued in reinvestment of dividends and distributions	50,251	398,944	164,047	1,278,452
Shares redeemed	(962,358)	(7,652,259)	(2,456,305)	(19,126,221)
Net decrease	(726,521)	$(5,779,756)	(1,725,739)	$(13,434,250)

Effective March 1, 2007, the Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	89%
Class A	4	66%
Class B	1	46%
Class C	1	56%

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse High Income Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 14-15, 2006, considered the following factors for Credit Suisse High Income Fund (the "Fund"):

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.44% paid by the Fund after taking waivers, reimbursements and breakpoints into account ("Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse High Income Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement, for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoint fee structure was a reasonable means of sharing economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

Credit Suisse High Income Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee and the Net Advisory Fee that was below the median of the Expense Group, were considered reasonable.

•  The Fund's performance was above the median of its Performance Group for all periods reviewed, and above the median of its Performance Universe for most periods reviewed.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  The Fund's current fee structure was considered reasonable as the existence of breakpoints serves to enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Income Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse High Income Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-SAR-0407

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: July 5, 2007

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 5, 2007